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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X]; Amendment Number: 7

     This Amendment (Check only one.): [_] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alex R. Lieblong
Title:   President
Phone:   (501) 219-2003

Signature, Place, and Date of Signing:


/s/ Alex Lieblong                     Little Rock, AR        November 14, 2008
------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   13
Form 13F Information Table Value Total:   $175,862 (thousands)
List of Other Included Managers:          None.

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
                                                                                                                Voting Authority
                                                                                Sh/Prn  Investment   Other  ----------------------
Name                        Title of Class    Cusip    Value (x1000)   Shares  Put/Call Discretion Managers    Sole   Shared None
----                        -------------- ----------- ------------- --------- -------- ---------- -------- --------- ------ -----
Choice Hotels Hldgs Inc.    Common Stock   169905-10-6    $ 5,474      202,000     SH       Sole      N/A     202,000
Churchill Downs Inc.        Common Stock   171484-10-8    $ 3,729       76,128     SH       Sole      N/A      76,128
Comcast Corp. Cl A          Common Stock   20030N-10-1    $28,267    1,440,000     SH       Sole      N/A   1,440,000
Comcast Corp.-Special Cl A  Common Stock   20030N-20-0    $39,440    2,000,000     SH       Sole      N/A   2,000,000
General Communication Inc.  Common Stock   369385-10-9    $ 8,313      897,763     SH       Sole      N/A     897,763
Global Crossing Ltd         Common Stock   G3921A-17-5    $ 9,415      621,053     SH       Sole      N/A     621,053
Home Bancshares             Common Stock   436893-20-0    $ 8,580      370,332     SH       Sole      N/A     370,332
Lakes Entertainment Inc.    Common Stock   51206P-10-9    $ 7,433    1,697,550     SH       Sole      N/A   1,697,550
Level 3 Communications      Common Stock   52729N-10-0    $11,195    4,090,100     SH       Sole      N/A   4,090,100
Lodgenet Entertainmant Corp Common Stock    540211109     $ 1,855      913,851     SH       Sole      N/A     913,851
Lodgian Inc.                Common Stock   54021P-40-3    $23,255    2,981,453     SH       Sole      N/A   2,981,453
MGIC Investment Corp.       Common Stock   552848-10-3    $28,267    3,643,300     SH       Sole      N/A   3,643,300
National City Corp          Common Stock   635405-10-3    $   639      365,000     SH       Sole      N/A     365,000